Corporate of Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	$ (3)	$ 178	$ 257
Deferred tax assets	3,654	3,496
Deferred tax liabilities	2,921	2,480
Net deferred tax assets (liabilities)	733	1,016	$ 1,410
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	73	62
Deferred tax assets	338	417
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(177)	45
Deferred tax assets	877	793
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	41	(25)
Deferred tax assets	178	219
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(68)	(124)
Deferred tax assets	476	405
Deferred Tax Asset Property And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	48	(19)
Deferred tax assets	417	133
Deferred tax assets pension and other postretirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	16	(6)
Deferred tax assets	536	720
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(17)	(17)
Deferred tax assets	199	169
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(235)	(169)
Deferred tax assets	633	640
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(22)	(21)
Deferred tax liabilities	156	133
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(93)	(32)
Deferred tax liabilities	137	138
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(12)	(9)
Deferred tax liabilities	110	136
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(8)	111
Deferred tax liabilities	166	126
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	69	(53)
Deferred tax liabilities	1,788	1,094
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(250)	(427)
Deferred tax liabilities	564	853
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(319)	(253)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	$ (316)	$ (431)